Joint ventures and associated companies	12 Months Ended
Oct. 31, 2023
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Joint ventures and associated companies

Note 12 Joint ventures and associated companies
We do not have any joint ventures or associated companies that are individually material to our financial results. The following table summarizes the carrying value of our interests in joint ventures and associated companies accounted for under the equity method as well as our share of the income of those entities.

	Joint ventures		Associated companies
	As at and for the year ended

(Millions of Canadian dollars)	October 31 2023	October 31 2022	October 31 2023	October 31 2022
Carrying amount	$215	$248	$286	$463
Share of:
Net income (1)	$18	$103	$5	$7

(1)	Excludes impairment losses recognized on our interests in joint ventures and associated companies. During the year ended October 31, 2023, we recognized impairment losses of $242 million in Non-interest income – Income (loss) from joint ventures and associates with respect to our interest in an associated company in our Wealth Management segment (October 31, 2022 – $nil).